Other financial liabilities	12 Months Ended
Mar. 31, 2019
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Other financial liabilities
15.	Other financial liabilities

The components of other financial liabilities as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current:
Financial liabilities measured at amortized cost:
Deposits received	1,982	1,402
Finance lease obligations	592	544
Financial liabilities measured at fair value through profit or loss:
Derivative liabilities	2	158

Total	2,576	2,104

Non-current:
Financial liabilities measured at amortized cost:
Finance lease obligations	1,944	2,511
Deposits received	519	614

Total	2,463	3,125